Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 698,731	$ 705,692	$ 56,807
Accumulated depreciation transferred	37,195	1,537	710
Currency translation	79,973	11,640	1,665
Gain from plant and equipment written off	10,065	$ (84,372)	$ (11,267)
Asset Pledged as Collateral [Member]
Property, Plant and Equipment [Line Items]
Carrying value	$ 2,488,971